Other administrative expenses	9 Months Ended
Sep. 30, 2023
Other administrative expenses
Other administrative expenses	Administrative expenses

	Three-month period		Nine-month period
	09/30/2023	09/30/2022	09/30/2023	09/30/2022
Data processing and information technology	(190,301)	(190,128)	(599,043)	(518,014)
Third party services	(48,707)	(40,439)	(156,545)	(99,858)
Advertisement and marketing	(22,921)	(23,423)	(64,063)	(98,243)
Rent, condominium fee and property maintenance	(16,649)	(15,267)	(49,078)	(44,414)
Bank expenses	(12,817)	(29,458)	(37,909)	(88,449)
Provisions for contingencies	(10,463)	(9,453)	(27,104)	(20,218)
Tax expenses	(94,072)	(61,544)	(235,406)	(179,837)
Others	(61,019)	(71,778)	(162,618)	(236,174)
Total	(456,949)	(441,490)	(1,331,766)	(1,285,207)